Share-based compensation, Weighted Average Grant date Fair Value and Assumptions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Y $ / shares	Dec. 31, 2021 USD ($) Y $ / shares	Dec. 31, 2020 USD ($) Y $ / shares	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Number and weighted average exercise prices of options under the share option programs [Abstract]
Weighted average fair value at measurement date, share options granted	$ 2.38	$ 5.23	$ 5.25	SFr 2.20	SFr 4.78	SFr 4.65
Weighted average assumptions [Abstract]
Share price (weighted average)	$ 3.44	$ 6.95	$ 7.11
Risk free interest rate		0.00%	0.00%
Expected volatility		80.00%	80.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Weighted average assumptions [Abstract]
Exercise price (in USD per share)	$ 2.76	$ 5.31	$ 5.04
Risk free interest rate	0.00%
Expected volatility	67.00%
Expected term | Y	5.5	5.1	5.5
Top of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (in USD per share)	$ 4.57	$ 7.72	$ 9.16
Risk free interest rate	2.40%
Expected volatility	80.00%
Expected term | Y	6.25	6	6